Statement of Members' Equity - USD ($)	Total	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Balance, beginning of period at Jul. 31, 2012	$ (128,638)	$ 78,867	$ (207,505)
Increase (Decrease) in Partners' Capital [Roll Forward]
Member Contributions	74,089	74,089
Member Distributions	(71,939)	(71,939)
Net Loss	(295,532)		(295,532)
Unrealized Loss on AFS Securities	0
Balance, end of period at Jul. 31, 2013	(422,020)	81,017	(503,037)
Increase (Decrease) in Partners' Capital [Roll Forward]
Member Contributions	70,753	70,753
Member Distributions	(66,300)	(66,300)
Net Loss	(416,133)		(416,133)
Unrealized Loss on AFS Securities	(73,125)			$ (73,125)
Balance, end of period at Jul. 31, 2014	$ (906,825)	$ 85,470	$ (919,170)	$ (73,125)